Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 57,840	$ 61,445	$ 43,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,954	4,109	3,816
Amortization of right-of-use asset	5,989	0	0
Net gain on sale of other real estate owned	(1,316)	(613)	(924)
Writedown of other real estate owned	366	769	1,071
Provision for loan losses	159	1,400	2,000
Deferred tax expense (benefit)	1,139	2,556	(183)
Net amortization of securities	2,971	3,147	4,326
Stock based compensation expense	5	173	150
Net (gain) loss on sale of bank premises and equipment	(3)	(1)	43
Decrease in taxes receivable	2,049	1,683	6,124
Decrease (increase) in interest receivable	426	100	(371)
Increase in interest payable	435	487	11
Increase in other assets	(4,013)	(6,386)	(310)
Decrease in operating lease liabilities	(6,093)	0	0
(Increase) decrease in accrued expenses and other liabilities	(110)	(1,229)	2,792
Total adjustments	5,958	6,195	18,545
Net cash provided by operating activities	63,798	67,640	61,690
Cash flows from investing activities:
Proceeds from sales, paydowns and calls of securities available for sale	192,003	78,230	124,624
Purchases of securities available for sale	(262,754)	(61,807)	(83,031)
Proceeds from maturities of securities available for sale	10,052	45,604	5,000
Proceeds from calls and maturities of held to maturity securities	3,710	5,050	17,939
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(230)	(174)	(143)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	0	0	943
Net increase in loans	(193,283)	(241,149)	(212,028)
Proceeds from dispositions of other real estate owned	5,622	4,071	5,362
Proceeds from dispositions of bank premises and equipment	15	1	63
Purchases of bank premises and equipment	(3,894)	(3,646)	(3,613)
Net cash used in investing activities	(248,759)	(173,820)	(144,884)
Cash flows from financing activities:
Net increase (decrease) in deposits	175,769	100,921	(22,837)
Net change in short-term borrowings	(13,227)	(81,098)	33,585
Proceeds from exercise of stock options and related tax benefits	185	1,259	5,237
Stock based award tax withholding payments	0	(37)	0
Proceeds from sales of treasury stock	1,791	2,391	2,480
Purchases of treasury stock	(35)	(718)	(4,608)
Dividends paid	(26,385)	(25,569)	(25,197)
Net cash provided by (used in) financing activities	138,098	(2,851)	(11,340)
Net decrease in cash and cash equivalents	(46,863)	(109,031)	(94,534)
Cash and cash equivalents at beginning of period	503,709	612,740	707,274
Cash and cash equivalents at end of period	456,846	503,709	612,740
Cash paid during the year for:
Interest paid	35,886	19,741	14,581
Income taxes paid	16,806	16,359	26,127
Non cash investing and financing activities:
Transfer of loans to real estate owned	4,575	2,656	4,487
(Decrease) increase in dividends payable	(215)	261	29
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	14,459	(5,328)	2,524
Change in deferred tax effect on unrealized (gain) loss on securities available for sale, net of reclassification adjustment	(3,757)	1,384	(792)
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	(471)	(656)	(199)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	122	170	(100)
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	5,967	(3,684)	3,824
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (1,550)	$ 957	$ (812)